SHARE BASED PAYMENT (Details) (EUR €)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 15, 2008 Program C [Member]	Jun. 28, 2007 Program C [Member]
Stock Option Program [Line Items]
Maximum number of new ordinary shares to be issued.				12,000,000
Adjusted maximum number of new ordinary shares to be issued.			12,500,000
Share Based Payment Textual Details [Abstract]
Upper strike price range percentage		85.00%
Maximum options outstanding percentage	1.00%
Minimum strike price	€ 5